Information by operating segment (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of consolidated statement of Income by operating segment

Consolidated statement of income by operating segment
Jan-Jun/2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	31,745	44,251	4,620	158	(33,539)	47,235
Intersegments	31,565	551	1,419	4	(33,539)	−
Third parties	180	43,700	3,201	154	-	47,235
Cost of sales	(12,842)	(40,540)	(2,273)	(148)	32,552	(23,251)
Gross profit (loss)	18,903	3,711	2,347	10	(987)	23,984
Income (expenses)	(2,181)	(1,537)	(1,756)	(2,821)	−	(8,295)
Selling expenses	(1)	(1,089)	(1,497)	(14)	-	(2,601)
General and administrative expenses	(42)	(176)	(63)	(715)	-	(996)
Exploration costs	(309)	-	-	-	-	(309)
Research and development expenses	(288)	(2)	-	(86)	-	(376)
Other taxes	(829)	(28)	(9)	(222)	-	(1,088)
Impairment (losses) reversals, net	(4)	37	-	13	-	46
Other income and expenses, net	(708)	(279)	(187)	(1,797)	-	(2,971)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	16,722	2,174	591	(2,811)	(987)	15,689
Net finance income (expense)	-	-	-	(8,808)	-	(8,808)
Results of equity-accounted investments	47	(381)	57	(4)	-	(281)
Net income / (loss) before income taxes	16,769	1,793	648	(11,623)	(987)	6,600
Income taxes	(5,687)	(739)	(200)	4,169	337	(2,120)
Net income (loss) for the period	11,082	1,054	448	(7,454)	(650)	4,480
Attributable to:
Shareholders of Petrobras	11,083	1,054	421	(7,470)	(650)	4,438
Non-controlling interests	(1)	-	27	16	-	42

Jan-Jun/2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	30,452	45,899	5,621	163	(32,385)	49,750
Intersegments	29,940	840	1,601	4	(32,385)	−
Third parties	512	45,059	4,020	159	-	49,750
Cost of sales	(12,491)	(41,196)	(3,093)	(164)	32,944	(24,000)
Gross profit (loss)	17,961	4,703	2,528	(1)	559	25,750
Income (expenses)	(677)	(2,329)	(1,544)	(1,161)	(8)	(5,719)
Selling expenses	(12)	(1,044)	(1,335)	(22)	(8)	(2,421)
General and administrative expenses	(34)	(162)	(32)	(517)	-	(745)
Exploration costs	(348)	-	-	-	-	(348)
Research and development expenses	(251)	(14)	(1)	(60)	-	(326)
Other taxes	(354)	(1)	(19)	(155)	-	(529)
Impairment (losses) reversals, net	(18)	(416)	-	30	-	(404)
Other income and expenses, net	340	(692)	(157)	(437)	-	(946)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	17,284	2,374	984	(1,162)	551	20,031
Net finance expense	-	-	-	(643)	-	(643)
Results of equity-accounted investments	35	(55)	21	12	-	13
Net income / (loss) before income taxes	17,319	2,319	1,005	(1,793)	551	19,401
Income taxes	(5,878)	(808)	(333)	1,034	(187)	(6,172)
Net income (loss) for the period	11,441	1,511	672	(759)	364	13,229
Attributable to:
Shareholders of Petrobras	11,443	1,511	635	(784)	364	13,169
Non-controlling interests	(2)	-	37	25	-	60

Consolidated statement of income by operating segment
Apr-Jun/2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	15,668	22,061	2,198	80	(16,540)	23,467
Intersegments	15,591	248	699	2	(16,540)	−
Third parties	77	21,813	1,499	78	-	23,467
Cost of sales	(6,228)	(20,557)	(1,096)	(74)	16,215	(11,740)
Gross profit (loss)	9,440	1,504	1,102	6	(325)	11,727
Income (expenses)	(1,551)	(701)	(867)	(1,903)	−	(5,022)
Selling expenses	-	(538)	(729)	(1)	-	(1,268)
General and administrative expenses	(22)	(92)	(35)	(400)	-	(549)
Exploration costs	(174)	-	-	-	-	(174)
Research and development expenses	(149)	-	-	(44)	-	(193)
Other taxes	(809)	(21)	(4)	(114)	-	(948)
Impairment (losses) reversals, net	-	37	-	-	-	37
Other income and expenses, net	(397)	(87)	(99)	(1,344)	-	(1,927)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,889	803	235	(1,897)	(325)	6,705
Net finance income (expense)	-	-	-	(6,869)	-	(6,869)
Results of equity-accounted investments	30	(251)	36	(3)	-	(188)
Net income / (loss) before income taxes	7,919	552	271	(8,769)	(325)	(352)
Income taxes	(2,682)	(273)	(80)	2,951	111	27
Net income (loss) for the period	5,237	279	191	(5,818)	(214)	(325)
Attributable to:
Shareholders of Petrobras	5,237	279	179	(5,825)	(214)	(344)
Non-controlling interests	−	−	12	7	−	19

Consolidated statement of income by operating segment
Apr-Jun/2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	14,722	21,057	2,767	87	(15,654)	22,979
Intersegments	14,490	366	796	2	(15,654)	−
Third parties	232	20,691	1,971	85	-	22,979
Cost of sales	(6,112)	(19,328)	(1,626)	(87)	15,811	(11,342)
Gross profit (loss)	8,610	1,729	1,141	−	157	11,637
Income (expenses)	(554)	(1,151)	(765)	(686)	(3)	(3,159)
Selling expenses	(5)	(511)	(683)	2	(3)	(1,200)
General and administrative expenses	(18)	(84)	(17)	(269)	-	(388)
Exploration costs	(191)	-	-	-	-	(191)
Research and development expenses	(127)	(12)	-	(33)	-	(172)
Other taxes	(336)	105	(10)	(88)	-	(329)
Impairment (losses) reversals, net	(31)	(400)	-	30	-	(401)
Other income and expenses, net	154	(249)	(55)	(328)	-	(478)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	8,056	578	376	(686)	154	8,478
Net finance income (expense)	-	-	-	(21)	-	(21)
Results of equity-accounted investments	18	(69)	17	12	-	(22)
Net income / (loss) before income taxes	8,074	509	393	(695)	154	8,435
Income taxes	(2,740)	(197)	(127)	540	(52)	(2,576)
Net income (loss) for the period	5,334	312	266	(155)	102	5,859
Attributable to:
Shareholders of Petrobras	5,335	312	247	(168)	102	5,828
Non-controlling interests	(1)	-	19	13	-	31

Schedule of amount of depreciation, depletion and amortization by segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

Jan-Jun/2024	4,856	1,285	294	65	6,500
Jan-Jun/2023	4,704	1,159	254	56	6,173

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

Apr-Jun/2024	2,326	637	141	34	3,138
Apr-Jun/2023	2,489	601	130	29	3,249

Schedule of assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2024

Current assets	2,534	10,634	399	20,312	(5,221)	28,658
Non-current assets	119,593	20,858	6,127	15,213	−	161,791
Long-term receivables	7,140	2,165	91	12,770	−	22,166
Investments	329	432	168	57	−	986
Property, plant and equipment	109,979	18,136	5,798	2,038	−	135,951
Operating assets	92,904	15,456	3,430	1,539	−	113,329
Under construction	17,075	2,680	2,368	499	−	22,622
Intangible assets	2,145	125	70	348	−	2,688
Total Assets	122,127	31,492	6,526	35,525	(5,221)	190,449

Consolidated assets by operating segment - 12.31.2023

Current assets	2,804	11,002	370	23,547	(5,278)	32,445
Non-current assets	136,064	23,800	6,406	18,352	−	184,622
Long-term receivables	9,028	2,068	83	15,619	−	26,798
Investments	344	811	145	58	−	1,358
Property, plant and equipment	124,254	20,786	6,101	2,283	−	153,424
Operating assets	108,405	18,128	3,605	1,770	−	131,908
Under construction	15,849	2,658	2,496	513	−	21,516
Intangible assets	2,438	135	77	392	−	3,042
Total Assets	138,868	34,802	6,776	41,899	(5,278)	217,067